SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 11:-	SUBSEQUENT EVENTS

Subsequent to December 31, 2012 the Company sold 1,408,544 shares of common stock of BioCancell for a total consideration of $388. The gain recognized by the Company on this sale was immaterial.